Operating Revenues - Summary of Operating Revenue by Source of Revenue Stream (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenue
Operating revenue	$ 406,481	$ 332,495	$ 301,385
Unigas Pool [Member]
Operating revenue
Operating revenue	27,004
Time Charters [Member]
Operating revenue
Operating revenue	190,420	177,762	168,641
Time Charters [Member] | Luna Pool Agency Limited [Member]
Operating revenue
Operating revenue	1,283	606
Voyage Charters [Member]
Operating revenue
Operating revenue	162,502	141,903	$ 132,744
Voyage Charters [Member] | Luna Pool Agency Limited [Member]
Operating revenue
Operating revenue	$ 25,272	$ 12,224